UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Mar. 31, 2024 CNY (¥) shares	Mar. 31, 2024 $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares
Accounts receivable, allowance | ¥	¥ 30,972		¥ 32,298
Class A ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized (in shares)	2,900,000,000		2,900,000,000
Ordinary shares, shares issued (in shares)	344,458,568		340,316,306
Ordinary shares, shares outstanding (in shares)	339,104,792		339,104,792
Class B ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized (in shares)	100,000,000		100,000,000
Ordinary shares, shares issued (in shares)	73,680,917		73,680,917
Ordinary shares, shares outstanding (in shares)	73,680,917		73,680,917